Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Balance end of year	$ (610)	$ (2,011)	$ (1,046)
Fair Value, Inputs, Level 3 [Member]
Balance beginning of year	(2,011)	(1,046)	(555)
Transfers to (from) Level 3	0	0	0
Total gains (losses) included in earnings	1,401	(965)	(74)
Issuances	0	0	(417)
Balance end of year		$ (2,011)	$ (1,046)